Investment in equity investees (Details 2) ¥ in Millions, $ in Millions		3 Months Ended		12 Months Ended
	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2023 CNY (¥) item	Sep. 30, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)
Equity method investment with the investment cost allocation
Carrying value of equity investment	¥ 30,460	¥ 30,460		¥ 30,460		¥ 28,952
Impairment charges				¥ 3,043	$ 429	1,969	¥ 574
Yonghui
Equity method investments
Percentage of the equity interests on a fully diluted basis (in percentage)	13.40%	13.40%		13.40%
Total consideration in cash	¥ 6,462	¥ 6,462		¥ 6,462
Number of board seat held | item	1	1		1
Number of board seats | item	9	9		9
Dividend received						24	¥ 25
Equity method investment with the investment cost allocation
Carrying value of equity investment	¥ 3,426	¥ 3,426		¥ 3,426		4,056
Proportionate share of investee's net tangible assets and intangible assets	1,477	1,477		1,477		1,768
Positive/(negative) basis difference	1,949	1,949		1,949		2,288
Positive (negative) basis difference has been assigned to goodwill	845	845		845		1,111
Positive (negative) basis difference has been assigned to amortizable intangible assets	1,472	1,472		1,472		1,569
Negative basis difference has been assigned to deferred tax liabilities	¥ (368)	(368)		(368)		(392)
Weighted average remaining life of the amortizable intangible assets	12 years
Aggregate market values	¥ 3,426	3,426		3,426		¥ 4,435
Impairment charges		266	¥ 1,492
JD Technology
Equity method investment with the investment cost allocation
Carrying value of equity investment	¥ 13,423	¥ 13,423		¥ 13,423				¥ 2,620